Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, the following table sets forth information regarding certain financial performance metrics of the Company and the “compensation actually paid” (“CAP”) to our NEOs, using a methodology that has been prescribed by the SEC.
The C/HC Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see the CD&A.
Pay Versus Performance Table
Fiscal Year	Summary Compensation Table For PEO(1)(3)	CAP to PEO(1)(2)	Average Summary Compensation Table for Non-PEO NEOs(1)(3)	Average CAP to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment based on:(4)		GAAP Net Income	EBITDA(5)
					Casey’s TSR	Peer Group TSR
2024	$10,626,257	$33,564,809	$3,066,576	$8,057,409	$217	$151	$501,972,000	$1,059,398,000
2023	$10,607,379	$18,017,916	$2,931,535	$4,874,894	$154	$147	$446,691,000	$952,464,000
2022	$9,061,083	$9,712,877	$2,862,173	$3,711,970	$135	$143	$339,790,000	$801,241,000
2021	$8,186,093	$13,785,124	$2,813,117	$3,880,748	$148	$124	$312,900,000	$719,244,000
(1)
Mr. Rebelez served as our principal executive officer (PEO) for the full fiscal year in 2024, 2023, 2022, and 2021. Reflects other NEOs for the applicable years as follows: (i) for 2021, Mr. Bramlage, Ms. Williams, Julia L. Jackowski (the Company’s former Chief Legal Officer), Adrian M. Butler (the Company’s former Chief Information Officer) and William J. Walljasper (the Company’s former Chief Financial Officer), (ii) for 2022, Mr. Bramlage, Ms. Williams, Mr. Brennan and Mr. Butler, (iii) for 2023, Mr. Bramlage, Ms. Williams, Mr. Brennan and Mr. Frazell, and (iv) for 2024, Mr. Bramlage, Ms. Williams, Mr. Brennan and Mr. Frazell.

(2)
The following amounts were deducted from and/or added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate CAP. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards:

	2024		2023		2022		2021
Figures reflected in $000s	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs
Summary Comp. Table Total	$10,626	$3,067	$10,607	$2,932	$9,061	$2,862	$8,186	$2,813
Grant Date Fair Value of Current Fiscal Year Awards	($6,543)	($1,426)	($6,337)	($1,348)	($5,377)	($1,240)	($4,547)	($1,583)
Fair Value Current Fiscal Year Awards at Fiscal Year End	$14,276	$3,104	$7,469	$1,617	$5,129	$1,187	$5,759	$2,047
Change in Fair Value of Prior Fiscal Year Awards (Outstanding)	$15,225	$3,341	$6,468	$1,625	$1,110	$884	$4,324	$554
Change in Fair Value of Prior Fiscal Year Awards (Vested)	($277)	($86)	($385)	($2)	($316)	($15)	$42	$42
Dividends Accrued in Fiscal Year	$257	$57	$195	$51	$106	$34	$21	$9
Compensation Actually Paid	$33,565	$8,057	$18,018	$4,875	$9,713	$3,712	$13,785	$3,881

(3)
Reflects the total compensation reported in the SCT for the applicable year for Mr. Rebelez as the PEO and the average of the total compensation reported in the SCT for the applicable year for each of the other NEOs listed in Footnote 1.

(4)
Reflects TSR, cumulative for the measurement periods beginning on May 1, 2020, and ending on each of April 30, 2021, 2022, 2023 and 2024, the last day of each fiscal year, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P 1500 Consumer Staples Sector Index (“CAP Peer Group”).

(5)
Reflects the “company selected measure.” EBITDA is a non-GAAP measure defined as net income before net interest expense, income taxes, depreciation and amortization. See Appendix A for reconciliation to net income.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
Mr. Rebelez served as our principal executive officer (PEO) for the full fiscal year in 2024, 2023, 2022, and 2021. Reflects other NEOs for the applicable years as follows: (i) for 2021, Mr. Bramlage, Ms. Williams, Julia L. Jackowski (the Company’s former Chief Legal Officer), Adrian M. Butler (the Company’s former Chief Information Officer) and William J. Walljasper (the Company’s former Chief Financial Officer), (ii) for 2022, Mr. Bramlage, Ms. Williams, Mr. Brennan and Mr. Butler, (iii) for 2023, Mr. Bramlage, Ms. Williams, Mr. Brennan and Mr. Frazell, and (iv) for 2024, Mr. Bramlage, Ms. Williams, Mr. Brennan and Mr. Frazell.

Peer Group Issuers, Footnote
(4)
Reflects TSR, cumulative for the measurement periods beginning on May 1, 2020, and ending on each of April 30, 2021, 2022, 2023 and 2024, the last day of each fiscal year, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P 1500 Consumer Staples Sector Index (“CAP Peer Group”).

PEO Total Compensation Amount	$ 10,626,257	$ 10,607,379	$ 9,061,083	$ 8,186,093
PEO Actually Paid Compensation Amount	$ 33,564,809	18,017,916	9,712,877	13,785,124
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from and/or added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate CAP. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards:

	2024		2023		2022		2021
Figures reflected in $000s	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs
Summary Comp. Table Total	$10,626	$3,067	$10,607	$2,932	$9,061	$2,862	$8,186	$2,813
Grant Date Fair Value of Current Fiscal Year Awards	($6,543)	($1,426)	($6,337)	($1,348)	($5,377)	($1,240)	($4,547)	($1,583)
Fair Value Current Fiscal Year Awards at Fiscal Year End	$14,276	$3,104	$7,469	$1,617	$5,129	$1,187	$5,759	$2,047
Change in Fair Value of Prior Fiscal Year Awards (Outstanding)	$15,225	$3,341	$6,468	$1,625	$1,110	$884	$4,324	$554
Change in Fair Value of Prior Fiscal Year Awards (Vested)	($277)	($86)	($385)	($2)	($316)	($15)	$42	$42
Dividends Accrued in Fiscal Year	$257	$57	$195	$51	$106	$34	$21	$9
Compensation Actually Paid	$33,565	$8,057	$18,018	$4,875	$9,713	$3,712	$13,785	$3,881

Non-PEO NEO Average Total Compensation Amount	$ 3,066,576	2,931,535	2,862,173	2,813,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,057,409	4,874,894	3,711,970	3,880,748
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from and/or added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate CAP. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards:

	2024		2023		2022		2021
Figures reflected in $000s	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs
Summary Comp. Table Total	$10,626	$3,067	$10,607	$2,932	$9,061	$2,862	$8,186	$2,813
Grant Date Fair Value of Current Fiscal Year Awards	($6,543)	($1,426)	($6,337)	($1,348)	($5,377)	($1,240)	($4,547)	($1,583)
Fair Value Current Fiscal Year Awards at Fiscal Year End	$14,276	$3,104	$7,469	$1,617	$5,129	$1,187	$5,759	$2,047
Change in Fair Value of Prior Fiscal Year Awards (Outstanding)	$15,225	$3,341	$6,468	$1,625	$1,110	$884	$4,324	$554
Change in Fair Value of Prior Fiscal Year Awards (Vested)	($277)	($86)	($385)	($2)	($316)	($15)	$42	$42
Dividends Accrued in Fiscal Year	$257	$57	$195	$51	$106	$34	$21	$9
Compensation Actually Paid	$33,565	$8,057	$18,018	$4,875	$9,713	$3,712	$13,785	$3,881

Compensation Actually Paid vs. Total Shareholder Return
Charts of CAP Versus Performance Metrics
The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and CAP Peer Group’s TSR during fiscal years 2021-2024.

Compensation Actually Paid vs. Net Income
Charts of CAP Versus Performance Metrics
The charts below illustrate the relationship between the PEO and average Non-PEO CAP amounts and the Company’s net income and EBITDA during fiscal years 2021-2024.

Compensation Actually Paid vs. Company Selected Measure
Charts of CAP Versus Performance Metrics
The charts below illustrate the relationship between the PEO and average Non-PEO CAP amounts and the Company’s net income and EBITDA during fiscal years 2021-2024.

Total Shareholder Return Vs Peer Group
Charts of CAP Versus Performance Metrics
The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and CAP Peer Group’s TSR during fiscal years 2021-2024.

Tabular List, Table
Performance Measures Used to Link Company Performance and CAP
The following table lists the performance measures that, in our assessment, represent the most important performance measures we used to link compensation actually paid to our NEOs to Company performance for the 2024 fiscal year. See the CD&A beginning on page 29 for further details.
Tabular List of Performance Measures
EBITDA	Same-Store Sales Growth % (Inside Sales)	ROIC	Relative TSR

Total Shareholder Return Amount	$ 217	154	135	148
Peer Group Total Shareholder Return Amount	151	147	143	124
Net Income (Loss)	$ 501,972,000	$ 446,691,000	$ 339,790,000	$ 312,900,000
Company Selected Measure Amount	1,059,398,000	952,464,000	801,241,000	719,244,000
PEO Name	Mr. Rebelez	Mr. Rebelez	Mr. Rebelez	Mr. Rebelez
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description
(5)
Reflects the “company selected measure.” EBITDA is a non-GAAP measure defined as net income before net interest expense, income taxes, depreciation and amortization. See Appendix A for reconciliation to net income.

Measure:: 2
Pay vs Performance Disclosure
Name	Same-Store Sales Growth % (Inside Sales)
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Grant Date Fair Value of Current Fiscal Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,543,000)	$ (6,337,000)	$ (5,377,000)	$ (4,547,000)
PEO | Fair Value Current Fiscal Year Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,276,000	7,469,000	5,129,000	5,759,000
PEO | Change in Fair Value of Prior Fiscal Year Awards (Outstanding) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,225,000	6,468,000	1,110,000	4,324,000
PEO | Change in Fair Value of Prior Fiscal Year Awards (Vested) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(277,000)	(385,000)	(316,000)	42,000
PEO | Dividends Accrued in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,000	195,000	106,000	21,000
Non-PEO NEO | Grant Date Fair Value of Current Fiscal Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,426,000)	(1,348,000)	(1,240,000)	(1,583,000)
Non-PEO NEO | Fair Value Current Fiscal Year Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,104,000	1,617,000	1,187,000	2,047,000
Non-PEO NEO | Change in Fair Value of Prior Fiscal Year Awards (Outstanding) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,341,000	1,625,000	884,000	554,000
Non-PEO NEO | Change in Fair Value of Prior Fiscal Year Awards (Vested) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,000)	(2,000)	(15,000)	42,000
Non-PEO NEO | Dividends Accrued in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 57,000	$ 51,000	$ 34,000	$ 9,000